CREDIT SUISSE OPPORTUNITY FUNDS
Credit Suisse Managed Futures Strategy Fund
Credit Suisse Multialternative Strategy Fund
(each, a "Fund" and collectively, the "Funds")

Supplement dated October 8, 2014
to the Prospectus and Summary Prospectus dated February 28, 2014, as amended May 5, 2014 and as supplemented to date

Effective October 28, 2014, certain changes will be made to the investment objectives, principal investment strategies, and principal risks of the Funds, as described below. In addition, Dr. Sid Browne, Mark Nodelman and Jonathan Sheridan have joined Sheel Dhande as portfolio managers of each Fund, and Dr. Jordan Drachman is no longer a portfolio manager of either Fund.

The following changes to the Prospectus relating to the investment objectives, principal investment strategies and principal risks of the Funds are made effective October 28, 2014, and the following changes to the Prospectus relating to the portfolio managers are currently effective.

Changes to Investment Objectives

The sentence under the section entitled "Credit Suisse Managed Futures Strategy Fund — Summary — Investment Objective" in the Prospectus and under the section entitled "Credit Suisse Managed Futures Strategy Fund — Investment Objective" in the Summary Prospectus is deleted and replaced with the following:

The fund seeks to achieve investment results that correspond generally to the risk and return patterns of managed futures funds.

The sentence under the section entitled "Credit Suisse Multialternative Strategy Fund — Summary — Investment Objective" in the Prospectus and under the section entitled "Credit Suisse Multialternative Strategy Fund — Investment Objective" in the Summary Prospectus is deleted and replaced with the following:

The fund seeks to achieve total return consistent with the risk and return patterns of a diversified universe of hedge funds.

Changes to Principal Investment Strategies

The section entitled "Credit Suisse Managed Futures Strategy Fund — Summary — Principal Investment Strategies" in the Prospectus and the section entitled "Credit Suisse Managed Futures Strategy Fund — Principal Investment Strategies" in the Summary Prospectus are deleted in their entirety and replaced with the following:

In seeking to achieve its investment objective, the fund generally seeks to obtain exposure to both up and down price trends in four broad asset classes — equities, fixed income, commodities and currencies. The fund may take long and/or short positions in these asset classes, and dynamically adjusts its exposure to individual asset classes based on a trend-following approach. The fund may also aim to obtain exposure to other strategies commonly used by managed futures funds.

The fund seeks to achieve its investment objective by investing directly and/or indirectly through the Subsidiary (as described below) in securities and derivative instruments including, but not limited to, equity index futures and options, swaps on equity index futures, equity swaps, interest rate futures and options, fixed income futures and options, swaps on fixed income futures, commodity and commodity index-linked futures and options, swaps on commodity and commodity index-linked futures, currency futures and options, swaps on currency futures, currency forwards and equity-, fixed income-, commodity- and currency-linked structured notes and exchange-traded notes ("ETNs"). There are no geographic limits on the fund's holdings and the fund will have exposure to U.S. and non-U.S. securities and currencies. In addition, the fund may have exposure to issuers of any size or credit quality. The fund also invests a significant portion of its assets in investment grade money market instruments, which may include, but are not limited to, U.S. government securities, U.S. government agency securities, short-term fixed income securities, repurchase agreements, money market mutual fund shares, and cash and cash equivalents. The fund's money market instrument holdings may serve as collateral for the fund's derivative positions and may also earn income for the fund. The fund's return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The fund's use of futures, forwards, swaps and certain other financial instruments will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset class underlying a financial instrument and results in increased volatility, which means that the fund will have the potential for greater gains, as well as the potential for greater losses, than if the fund does not use financial instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the fund's exposure to an asset class and may cause the fund's net asset value ("NAV") to be volatile. A decline in the fund's assets due to losses magnified by the financial instruments providing leveraged exposure may require the fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements under the Investment Company Act of 1940, as amended (the "1940 Act"), when it may not be advantageous to do so.

The fund will enter into short positions, and may use futures and swaps or may sell a security short to do so. For example, the fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the fund a short position with respect to the asset. At times, the fund may have significant short positions.

The fund intends to make investments through the Credit Suisse Cayman Managed Futures Strategy Fund, Ltd., a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the "Subsidiary"), and may invest up to 25% of its total assets in the Subsidiary. The fund will invest in the Subsidiary primarily to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Generally, the Subsidiary will invest in (long and short) commodity-linked futures and swaps, but it may also invest in other types of futures, swaps and options, as well as certain money market instruments, including U.S. government securities, money market fund shares, repurchase agreements and other high-quality, short-term fixed income instruments. The primary purpose of the money market instruments held by the Subsidiary will be to serve as collateral for the Subsidiary's derivative positions; however, these instruments may also earn income for the Subsidiary.

The fund is actively managed by Credit Suisse based on Credit Suisse's view of the prevailing trends in the market. The percentage of the fund's portfolio exposed to each asset class and to any particular strategy will vary from time to time.

For defensive purposes, due to abnormal market conditions or economic situations as determined by Credit Suisse, the fund's investment adviser, the fund may invest up to 100% of its assets in cash or certain short-term securities. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its goal.

The fund is "non-diversified," meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The section entitled "Credit Suisse Multialternative Strategy Fund — Summary — Principal Investment Strategies" in the Prospectus and the section entitled "Credit Suisse Multialternative Strategy Fund — Principal Investment Strategies" in the Summary Prospectus are deleted in their entirety and replaced with the following:

The fund seeks to approximate the aggregate returns, before fees and expenses, of the universe of hedge funds, as represented by the Credit Suisse Hedge Fund Index (the "CS Hedge Fund Index"), using liquid investments. The CS Hedge Fund Index is a widely recognized asset-weighted benchmark that measures hedge fund performance. The index used as representative of hedge funds may be changed without shareholder approval.

In managing the fund, Credit Suisse, the fund's investment adviser, seeks to estimate the market factors that drive the performance of the universe of hedge funds. The fund seeks to achieve its investment objective by investing its assets in securities and financial instruments that provide exposure to these market factors.

The fund may invest in securities and financial instruments within the U.S. and non-U.S. equity (including emerging markets), U.S. and non-U.S. fixed income (including emerging markets), commodity and currency asset classes. Credit Suisse employs three primary hedge fund strategies in managing the fund: Long/Short Equity, Event Driven and Global Strategies. Long/Short Equity Strategies seek to provide long and short exposure to a diversified portfolio of equities which involves investing in equities (i.e., investing long) that are expected to increase in value and selling equities (i.e., short sales or short selling) that are expected to decrease in value. Long/Short Equity Strategies have the flexibility to shift investment/trading strategies, such as from value to growth, from small to medium to large capitalization stocks, and from net long to net short. Event Driven Strategies typically invest in various asset classes and seek to profit from potential mispricing of securities related to a specific corporate or market event. Such events can include: mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events. Event Driven Strategies include merger arbitrage, in which the fund may buy shares of the "target" company in a proposed merger or other reorganization between two companies. If the consideration in the transaction consists of stock of the acquirer, the fund may seek to hedge the exposure to the acquirer by shorting the stock of the acquiring company. Global Strategies incorporate hedge fund strategies which invest across geographies and asset classes typically in a tactical manner and also incorporate certain arbitrage strategies. Examples of strategies of such types of hedge funds include convertible arbitrage, global macro and managed futures. The investment universe of Global Strategies is broad, often including equity, currency, fixed income and commodity exposures across developed and emerging markets.

The percentage of the fund's portfolio exposed to each asset class and geographic region or to any hedge fund strategy will vary from time to time. The fund will invest in a broad range of instruments, including, but not limited to, equities, American Depository Receipts and Global Depository Receipts, other mutual funds (including other Credit Suisse Funds), exchange-traded funds ("ETFs"), bonds (both investment grade and below investment grade (commonly referred to as "junk bonds")), exchange-traded notes ("ETNs"), currencies, commodities, futures, options and swaps, either by investing directly in these instruments or, in the case of commodities and certain commodity-linked instruments, indirectly, by investing in the Subsidiary (as described below) that invests in such commodities and commodity-linked instruments. The fund also may invest in cash and cash equivalents. As a result of the fund's use of derivatives, the fund may hold significant amounts of high-quality, short-term securities, including U.S. Treasuries, shares of money market funds and repurchase agreements. The fund also may invest in high-yield securities to earn income, as well as to achieve its investment objective.

The fund primarily will gain exposure to commodities and commodity-linked instruments either through investments in another Credit Suisse Fund or investments in the Credit Suisse Cayman Multialternative Strategy Fund, Ltd., a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the "Subsidiary"). Generally, the Subsidiary will invest in (long and short) commodity-linked futures and swaps, but it may also invest in other types of futures, swaps and options, as well as certain money market instruments, including U.S. government securities, money market fund shares, repurchase agreements and other high-quality, short-term fixed income instruments. The primary purpose of the money market instruments held by the Subsidiary will be to serve as collateral for the Subsidiary's derivative positions; however, these instruments may also earn income for the Subsidiary. The fund may invest up to 25% of its total assets in the Subsidiary. Investment in the Subsidiary is expected to provide the fund with commodity exposure within the limitations of the federal tax requirements that apply to the fund. Investments in other Credit Suisse Funds may provide the fund with exposure to other securities and financial instruments in addition to commodities and commodity-linked instruments.

The fund does not invest in hedge funds.

For defensive purposes, due to abnormal market conditions or economic situations as determined by Credit Suisse, the fund may invest up to 100% of its assets in cash or certain short-term securities. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its goal.

The fund is "non-diversified," meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The section entitled "The Funds in Detail — Goals and Strategies — Managed Futures Strategy Fund" in the Prospectus is deleted in its entirety and replaced with the following:

In seeking to achieve its investment objective, the fund generally seeks to obtain exposure to both up and down price trends in four broad asset classes — equities, fixed income, commodities and currencies. The fund may take long and/or short positions in these asset classes, and dynamically adjusts its exposure to individual asset classes based on a trend-following approach. The fund may also aim to obtain exposure to other strategies commonly used by managed futures funds.

The fund seeks to achieve its investment objective by investing directly and/or indirectly through the Subsidiary (as described below) in securities and derivative instruments including, but not limited to, equity index futures and options, swaps on equity index futures, equity swaps, interest rate futures and options, fixed income futures and options, swaps on fixed income futures, commodity and commodity index-linked futures and options, swaps on commodity and commodity index-linked futures, currency futures and options, swaps on currency futures, currency forwards and equity-, fixed income-, commodity- and currency-linked structured notes and exchange-traded notes ("ETNs"). There are no geographic limits on the fund's holdings and the fund will have exposure to U.S. and non-U.S. securities and currencies. In addition, the fund may have exposure to issuers of any size or credit quality. The fund also invests a significant portion of its assets in investment grade money market instruments, which may include, but are not limited to, U.S. government securities, U.S. government agency securities, short-term fixed income securities, repurchase agreements, money market mutual fund shares, and cash and cash equivalents. The fund's money market instrument holdings may serve as collateral for the fund's derivative positions and may also earn income for the fund. The fund's return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

Futures, forwards and swaps are contractual agreements that involve the right to receive, or obligation to deliver, assets or money depending on the performance of one or more underlying assets or currencies, or a market or economic index. The fund's use of futures, forwards, swaps and certain other financial instruments will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset class underlying a financial instrument and results in increased volatility, which means that the fund will have the potential for greater gains, as well as the potential for greater losses, than if the fund does not use financial instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the fund's exposure to an asset class and may cause the fund's NAV to be volatile. A decline in the fund's assets due to losses magnified by the financial instruments providing leveraged exposure may require the fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements under the 1940 Act, when it may not be advantageous to do so.

As a result of the fund's strategy, the fund may have highly leveraged exposure to one or more asset classes at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the fund's ability to use leverage; however, the fund is not subject to any additional limitations on its exposures. For example, the fund could hold instruments that provide long or short exposure equal to three or more times the value of the fund's net assets, and could maintain net short exposure equal to three or more times the value of the fund's net assets. Generally, however, Credit Suisse expects not to have net long exposure exceeding 300% of the value of the fund's net assets or net short exposure exceeding 150% of the value of the fund's net assets.

The fund will enter into short positions, and may use futures and swaps or may sell a security short to do so. For example, the fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the fund a short position with respect to the asset. At times, the fund may have significant short positions.

The fund intends to make investments through the Credit Suisse Cayman Managed Futures Strategy Fund, Ltd., a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the "Subsidiary"), and may invest up to 25% of its total assets in the Subsidiary. The fund will invest in the Subsidiary primarily to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Generally, the Subsidiary will invest in (long and short) commodity-linked futures and swaps, but it may also invest in other types of futures, swaps and options, as well as certain money market instruments, including U.S. government securities, money market fund shares, repurchase agreements and other high-quality, short-term fixed income instruments. The primary purpose of the money market instruments held by the Subsidiary will be to serve as collateral for the Subsidiary's derivative positions; however, these instruments may also earn income for the Subsidiary.

The Subsidiary is managed by Credit Suisse. With respect to its investments, the Subsidiary generally will be subject to the same fundamental, non-fundamental and certain other investment restrictions as the fund; however, the Subsidiary (unlike the fund) may invest without limitation in commodity-linked instruments that may otherwise be limited if purchased by the fund due to federal tax requirements, as discussed above. The fund and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to the Subsidiary's investments in certain instruments that may involve leverage, the Subsidiary will comply with 1940 Act asset segregation or "earmarking" requirements to the same extent as the fund.

The fund is actively managed by Credit Suisse based on Credit Suisse's view of the prevailing trends in the market. The percentage of the fund's portfolio exposed to each asset class and to any particular strategy will vary from time to time.

For defensive purposes, due to abnormal market conditions or economic situations as determined by Credit Suisse, the fund's investment adviser, the fund may invest up to 100% of its assets in cash or certain short-term securities. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its goal.

The fund is "non-diversified," meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

The section entitled "The Funds in Detail — Goals and Strategies — Multialternative Strategy Fund" in the Prospectus is deleted in its entirety and replaced with the following:

The fund seeks to approximate the aggregate returns, before fees and expenses, of the universe of hedge funds, as represented by the CS Hedge Fund Index (the "Index"), using liquid investments. The Index is a widely recognized asset-weighted benchmark that measures hedge fund performance. Additional information regarding the Index is included in the SAI. The index used as representative of hedge funds may be changed without shareholder approval.

In managing the fund, Credit Suisse, the fund's investment adviser, seeks to estimate the market factors that drive the performance of the universe of hedge funds. The fund seeks to achieve its investment objective by investing its assets in securities and financial instruments that provide exposure to these market factors.

The fund may invest in securities and financial instruments within the U.S. and non-U.S. equity (including emerging markets), U.S. and non-U.S. fixed income (including emerging markets), commodity and currency asset classes. Credit Suisse employs three primary hedge fund strategies in managing the fund: Long/Short Equity, Event Driven and Global Strategies. Long/Short Equity Strategies seek to provide long and short exposure to a diversified portfolio of equities which involves investing in equities (i.e., investing long) that are expected to increase in value and selling equities (i.e., short sales or short selling) that are expected to decrease in value. Long/Short Equity Strategies have the flexibility to shift investment/trading strategies, such as from value to growth, from small to medium to large capitalization stocks, and from net long to net short. Event Driven Strategies typically invest in various asset classes and seek to profit from potential mispricing of securities related to a specific corporate or market event. Such events can include: mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events. Event Driven Strategies include merger arbitrage, in which the fund may buy shares of the "target" company in a proposed merger or other reorganization between two companies. If the consideration in the transaction consists of stock of the acquirer, the fund may seek to hedge the exposure to the acquirer by shorting the stock of the acquiring company. Global Strategies incorporate hedge fund strategies which invest across geographies and asset classes typically in a tactical manner and also incorporate certain arbitrage strategies. Examples of strategies of such types of hedge funds include convertible arbitrage, global macro and managed futures. The investment universe of Global Strategies is broad, often including equity, currency, fixed income and commodity exposures across developed and emerging markets.

The percentage of the fund's portfolio exposed to each asset class and geographic region or to any hedge fund strategy will vary from time to time. The fund will invest in a broad range of instruments, including, but not limited to, equities, American Depository Receipts and Global Depository Receipts, other mutual funds (including other Credit Suisse Funds), ETFs, bonds (both investment grade and below investment grade (commonly referred to as "junk bonds")), ETNs, currencies, commodities, futures, options and swaps, either by investing directly in these instruments or, in the case of commodities and certain commodity-linked instruments, indirectly, by investing in the Subsidiary that invests in such commodity-linked instruments. The fund also may invest in cash and cash equivalents. As a result of the fund's use of derivatives, the fund may hold significant amounts of high-quality securities, including U.S. Treasuries, shares of money market funds and repurchase agreements. The fund also may invest in high-yield securities to earn income, as well as to achieve its investment objective. For defensive purposes, due to abnormal market conditions or economic situations as determined by Credit Suisse, the fund may invest up to 100% of its assets in cash or certain short-term securities. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its goal. The fund also may engage in other investment practices in seeking to achieve its investment objective.

The fund primarily will gain exposure to commodities and certain commodity-linked instruments either through investments in another Credit Suisse Fund or investments in the Credit Suisse Cayman Multialternative Strategy Fund, Ltd., a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the "Subsidiary"). Generally, the Subsidiary will invest in (long and short) commodity-linked futures and swaps, but it may also invest in other types of futures, swaps and options, as well as certain money market instruments, including U.S. government securities, money market fund shares, repurchase agreements and other high-quality, short-term fixed income instruments. The primary purpose of the money market instruments held by the Subsidiary will be to serve as collateral for the Subsidiary's derivative positions; however, these instruments may also earn income for the Subsidiary.

The Subsidiary is managed by Credit Suisse. With respect to its investments, the Subsidiary generally will be subject to the same fundamental, non-fundamental and certain other investment restrictions as the fund; however, the Subsidiary (unlike the fund) may invest without limitation in commodity-linked instruments that may otherwise be limited if purchased by the fund due to federal tax requirements relating to qualifying income, as discussed above. The fund and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the fund.

The fund does not invest in hedge funds.

It is expected that the performance of the fund will deviate from the performance of the Index. This deviation may result from, among other things, expenses incurred by the fund that are not reflected in the performance of the Index and differences between the performance of the fund's investments and the performance of the Index constituents. Accordingly, the return of the fund will vary from and may be significantly lower than the return of the Index.

For defensive purposes, due to abnormal market conditions or economic situations as determined by Credit Suisse, the fund may invest up to 100% of its assets in cash or certain short-term securities. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its goal.

The fund is "non-diversified," meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Changes to Principal Risks

The risk factors entitled "Concentration Risk," "Index/Tracking Error Risk," and "Model and Style Risk," are deleted from the section entitled "Credit Suisse Managed Futures Strategy Fund — Summary — Principal Risks of Investing in the Fund" in the Prospectus and from the section entitled "Credit Suisse Managed Futures Strategy Fund — Principal Risks of Investing in the Fund" in the Summary Prospectus.

The following risk factor is added to the section entitled "Credit Suisse Managed Futures Strategy Fund — Summary — Principal Risks of Investing in the Fund" in the Prospectus and to the section entitled "Credit Suisse Managed Futures Strategy Fund — Principal Risks of Investing in the Fund" in the Summary Prospectus:

OPTIONS RISK

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices, interest rates and other economic factors. No assurances can be given that Credit Suisse's judgment in this respect will be correct. When the fund purchases options, it risks losing all or part of the cash paid for the options. Because option premiums pad or received by the fund indirectly are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

The risk factors entitled "Index/Tracking Error Risk" and "Model and Style Risk," are deleted from the section entitled "Credit Suisse Multialternative Strategy Fund — Summary — Principal Risks of Investing in the Fund" in the Prospectus and from the section entitled "Credit Suisse Multialternative Strategy Fund — Principal Risks of Investing in the Fund" in the Summary Prospectus.

The risk factor entitled "Concentration Risk" in the section entitled "Credit Suisse Multialternative Strategy Fund — Summary — Principal Risks of Investing in the Fund" in the Prospectus and the section entitled "Credit Suisse Multialternative Strategy Fund — Principal Risks of Investing in the Fund" in the Summary Prospectus is deleted and replaced with the following:

CONCENTRATION RISK

If the Index is or becomes concentrated in a particular industry or group of industries, the fund may invest 25% or more of the value of its total assets in that industry or group of industries to the extent that it is necessary to gain exposure to that industry or group of industries for purposes of approximating the aggregate return of the universe of hedge funds, as represented by the Index. Concentration of investments in a particular industry or group of industries could subject the fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of industries.

The following risk factor is added to the section entitled "Credit Suisse Multialternative Strategy Fund — Summary — Principal Risks of Investing in the Fund" in the Prospectus and to the section entitled "Credit Suisse Multialternative Strategy Fund — Principal Risks of Investing in the Fund" in the Summary Prospectus:

FIXED INCOME RISK

The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk.

The risk factors entitled "Index/Tracking Error Risk" and "Model and Style Risk" are deleted from the section entitled "The Funds in Detail — Risk Factors" in the Prospectus. :

The risk factor entitled "Concentration Risk" in the section entitled "The Funds in Detail — Risk Factors" is deleted and replaced with the following:

Concentration Risk If the fund's underlying index is or becomes concentrated in a particular industry or group of industries, the fund may invest 25% or more of the value of its total assets in that industry or group of industries to the extent that it is necessary to gain exposure to that industry or group of industries for purposes of approximating the aggregate return of the universe of hedge funds, as represented by the Index. Concentration of investments in a particular industry or group of industries could subject the fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of industries.

The following risk factor is hereby added to the section entitled "The Funds in Detail — Risk Factors" in the Prospectus:

Options Risk A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices, interest rates and other economic factors.

No assurances can be given that Credit Suisse's judgment in this respect will be correct. When the fund purchases options, it risks losing all or part of the cash paid for the options. Because option premiums paid or received by the fund indirectly are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Changes to Portfolio Managers

The section entitled "Credit Suisse Managed Futures Strategy Fund — Summary — Portfolio Management — Portfolio managers" in the Prospectus and the section entitled "Credit Suisse Managed Futures Strategy Fund — Portfolio Management — Portfolio managers" in the Summary Prospectus are deleted in their entirety and replaced with the following:

The Alternative Liquid Trading Strategies (ALTS)TM group is responsible for the day-to-day portfolio management of the fund. Sheel Dhande, a Vice President of Credit Suisse, Dr. Sid Browne, a Managing Director of Credit Suisse, Mark Nodelman, a Director of Credit Suisse, and Jonathan Sheridan, a Director of Credit Suisse, are the lead portfolio managers of the fund. Mr. Dhande has been a portfolio manager of the fund since inception and Dr. Browne and Messrs. Nodelman and Sheridan have been portfolio managers of the fund since September 2014.

The section entitled "Credit Suisse Multialternative Strategy Fund — Summary — Portfolio Management — Portfolio managers" in the Prospectus and the section entitled "Credit Suisse Multialternative Strategy Fund — Portfolio Management — Portfolio managers" in the Summary Prospectus are deleted in their entirety and replaced with the following:

The Alternative Liquid Trading Strategies (ALTS)TM group is responsible for the day-to-day portfolio management of the fund. Sheel Dhande, a Vice President of Credit Suisse, Dr. Sid Browne, a Managing Director of Credit Suisse, Mark Nodelman, a Director of Credit Suisse, and Jonathan Sheridan, a Director of Credit Suisse, are the lead portfolio managers of the fund. Mr. Dhande has been a portfolio manager of the fund since July 2012 and Dr. Browne and Messrs. Nodelman and Sheridan have been portfolio managers of the fund since September 2014.

The section entitled "Meet the Managers — Managed Futures Strategy Fund" in the Prospectus is deleted in its entirety and replaced with the following:

Sheel Dhande, Dr. Sid Browne, Mark Nodelman, and Jonathan Sheridan are portfolio managers of the Alternative Liquid Trading Strategies (ALTS)TM group and responsible for the day-to-day portfolio management of the Managed Futures Strategy Fund.

The section entitled "Meet the Managers — Multialternative Strategy Fund" in the Prospectus is deleted in its entirety and replaced with the following:

Sheel Dhande, Dr. Sid Browne, Mark Nodelman, and Jonathan Sheridan are portfolio managers of the Alternative Liquid Trading Strategies (ALTS)TM group and responsible for the day-to-day portfolio management of the Multialternative Strategy Fund.

The information in the table in the section entitled "Meet the Managers" in the Prospectus relating to Dr. Jordan Drachman and Sheel Dhande is deleted in its entirety and replaced with the following:

Sheel Dhande, Vice President	Managed Futures Strategy Fund Multialternative Strategy Fund

Mr. Dhande is a member of Credit Suisse's Alternative Liquid Trading Strategies (ALTS)TM group. He joined Credit Suisse in 2008. Prior to joining Credit Suisse, Sheel worked in the Quantitative Portfolio Strategies group in the Fixed Income division at Lehman Brothers where he worked on creating liquid investment strategies that replicate Fixed Income indices and as a trader on the Fixed Income Index swaps desk. Sheel earned his bachelor's degree in Computer Engineering from the University of Pune and a master's from the MIT Media Lab where his area of research was artificial intelligence.

The following information is added to the table in the section in the Prospectus entitled "Meet the Managers":

Dr. Sid Browne, Managing Director	Managed Futures Strategy Fund Multialternative Strategy Fund

Dr. Browne is Head of Research for Credit Suisse's Alternative Liquid Trading Strategies (ALTS)TM group. Previously, Dr. Browne sat on the board of AQR Capital Management and held positions at Brevan Howard US Asset Management and Goldman Sachs. Dr. Browne was the Global Head of Quantitative and Systematic Strategies and Chief Investment Officer at Brevan Howard US Asset Management from 2006 to 2009. Previous to that, Dr. Browne served as the Head of Quantitative Strategies, Research and Risk for Goldman Sachs Asset Management's Alternative Investments and Hedge Fund Strategies Group. Prior to that, Dr. Browne headed the Quantitative Strategy group within Goldman Sachs' Firmwide Risk Management Group. Previous to that, Dr. Browne was a tenured full professor at Columbia Graduate School of Business. He has authored numerous academic papers on analytical and quantitative approaches to asset allocation, portfolio construction and drawdown control methodologies and holds four patents in volatility and risk models and methods (assigned to Goldman Sachs). Dr. Brown holds a Ph.D. in Applied Mathematics from New York University.

Mark Nodelman, CFA, Director	Managed Futures Strategy Fund Multialternative Strategy Fund

Mr. Nodelman is Head of Trading Strategy Development for Credit Suisse's Alternative Liquid Trading Strategies (ALTS)TM group. He joined Credit Suisse in 2014 from Highbridge Capital Management where he was Portfolio Manager for the Highbridge Global Macro and Quantitative Commodity Funds. Previous to that, he spent nine years as a researcher and a Portfolio Manager in the Quantitative Investment Strategies Group at Goldman Sachs, where he developed relative value, timing and event driven trading strategies. Additionally, Mr. Nodelman was responsible for deploying these and other quantitative trading strategies within several of the firm's global macro hedge funds, including the $12bn Global Alpha Fund. Mr. Nodelman holds a B.S. in Economics from The Wharton School of the University of Pennsylvania and an M.B.A. from NYU, Stern School of Business.

Jonathon Sheridan, Director	Managed Futures Strategy Fund Multialternative Strategy Fund

Mr. Sheridan is head of Strategic Trading for Credit Suisse's Alternative Liquid Trading Strategies (ALTS)TM group Mr. Sheridan joined Credit Suisse in 2013 after 16 years at Goldman Sachs & Co. where he most recently was the Head of the Financial Solutions Group, a portfolio management and trading business within the Investment Management Division. In this role, Mr. Sheridan was the lead portfolio manager for the Absolute Return Tracker Fund along with other commingled and separate account mandates implementing systematic and passive strategies. Previously, Mr. Sheridan headed Global Trading for the Goldman Sachs Quantitative Investment Strategies Group which included the $12bn Global Alpha Fund. Mr. Sheridan received his B.B.A. in Finance and Banking from Hofstra University and an M.B.A. from NYU, Stern School of Business.

Shareholders should retain this supplement for future reference.

CS-PRO-16-1014 2014-005